UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
                                                  Estimated average burden
                                                  hours per response...... 19.3


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8505

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Asset Fund
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  December 31, 2003
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW,
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under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

ITEM 1.   BARON CAPITAL FUNDS TRUST ANNUAL FINANCIAL REPORT
          DATED DECEMBER 31, 2003

[REGISTERED LOGO]

B A R O N
CAPITAL
F U N D S




MANAGEMENT DISCUSSION OF FUND
 PERFORMANCE..................................................................2

STATEMENT OF NET
 ASSETS.......................................................................3

STATEMENT OF ASSETS & LIABILITIES.............................................4

STATEMENT OF OPERATIONS.......................................................4

STATEMENT OF CHANGES
 IN NET ASSETS................................................................5

NOTES TO FINANCIAL STATEMENTS.................................................6

REPORT OF INDEPENDENT AUDITORS................................................9

MANAGEMENT OF THE FUND.......................................................10



767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


ANNUAL FINANCIAL REPORT                                       DECEMBER 31, 2003


DEAR BARON CAPITAL ASSET FUND
SHAREHOLDER:

Attached you will find audited financial statements for Baron Capital Asset Fund for its fiscal year ended December 31, 2003. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing Baron Capital Asset Fund. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron
------------------------------
    Ronald Baron
    Chairman and Portfolio Manager
    February 13, 2004



/s/ Peggy Wong
-------------------------------
    Peggy Wong
    Treasurer and CFO
    February 13, 2004


A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website, www.BaronFunds.com, or by calling 1-800-
                                       ------------------
99-BARON and on the SEC's website at www.sec.gov.
                                     -----------

-------------------------
Some of our comments are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate", "may", "expect", "should", "could", "believe", "plan" and other similar terms. We cannot promise future returns and our opinions are a reflection of our best judgment at the time this report is compiled.

The views expressed in this report reflect those of the Company only through the end of the period stated in this report. The views are not intended as recommendations or investment advice to any person reading this report and are subject to change at any time based on market and other conditions and Baron has no obligation to update them.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost.

[GRAPH]
-------------------------------------------------------------------------------
|          COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN          |
|  BARON CAPITAL ASSET FUND - INSURANCE SHARES IN RELATION TO THE RUSSELL 2000*|
|                                                                              |
|                                Insurance       Russell                       |
|                                Shares          2000                          |
|                                ---------       -------                       |
|                                                                              |
|              10/1/1998          10,000         10,000                        |
|             12/31/1998          13,250         11,631                        |
|             12/31/1999          17,998         14,103                        |
|             12/31/2000          17,520         13,677                        |
|             12/31/2001          19,683         14,017                        |
|             12/31/2002          16,888         11,146                        |
|             12/31/2003          21,957         16,413                        |
|                                                                              |
|Information Presented by Fiscal Year as of December 31                        |
|                                                                              |
|Part performance is not predictive of future performance.                     |
|* The Russell 2000 is an unmanaged index that measures the performance of     |
|  small companies.                                                            |
--------------------------------------------------------------------------------
[GRAPH]
-------------------------------------------------------------------------------
|           COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT IN         |
|  BARON CAPITAL ASSET FUND - INSURANCE SHARES IN RELATION TO THE RUSSELL 2000*|
|                                                                              |
|                               Retirement       Russell                       |
|                                 Shares          2000                         |
|                                 ------          ----                         |
|                                                                              |
|             11/25/1998          10,000         10,000                        |
|             12/31/1998          10,995         10,652                        |
|             12/31/1999          14,958         12,916                        |
|             12/31/2000          14,596         12,526                        |
|             12/31/2001          16,431         12,837                        |
|             12/31/2002          14,122         10,208                        |
|             12/31/2003          18,401         15,031                        |
|                                                                              |
|Information Presented by Fiscal Year as of December 31                        |
|                                                                              |
|Part performance is not predictive of future performance.                     |
|*The Russell 2000 is an unmanaged index that measures the performance of      |
| small companies.                                                             |
-------------------------------------------------------------------------------

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

--------------------------------------------------------------------------------
 Average Annual Total Return
 for the periods ended December 31, 2003

                                                                                 Since Inception
                                                      One Year    Five Years     10/1/1998
------------------------------------------------------------------------------------------------
 InsuranceShares                                        30.01%       10.63%       16.16%
 Russell 2000                                           47.25%        7.13%        9.90%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Return
 for the periods ended December 31, 2003

                                                                                 Since Inception
                                                      One Year    Five Year      11/25/1998
------------------------------------------------------------------------------------------------
 RetirementShares                                       30.30%       10.85%       12.70%
 Russell 2000                                           47.25%        7.13%        8.32%

--------------------------------------------------------------------------------

Baron Capital Asset Fund's performance in the year ended December 31, 2003 was mixed. On an absolute basis the Fund's performance was strong, +30.01%.* The Fund underperformed the Russell 2000, an unmanaged index of small cap stocks, and performed slightly better than the S&P 500, an unmanaged index of larger cap equities, which gained 47.25% and 28.62%, respectively. The Fund has significantly outperformed the Russell 2000 since its inception in October, 1998 (see graph).

The Fund's performance was not uniform across the year. The Fund experienced a loss in the first quarter of 3.99%, and then performed well for the remainder of the year, gaining 16.86%, 5.81% and 9.51% in the remaining quarters of 2003.* The Fund's relative performance was also not uniform across the year. The Fund performed better than the Russell 2000 in the first quarter which was a down quarter for the market but lagged the index during the remaining strong market quarters.

The Fund's performance was not uniform across sectors. The Fund's performance was led by its investments in Education and Recreation & Resorts. In addition, the Fund performed well with its investments in the Financial, Hotels & Lodging, Media and Retail sectors. The Fund's performance was not significantly negatively impacted by its investments in any single sector.

In fiscal year 2004, the Fund will continue to invest in companies that, in our opinion, are undervalued relative to their long-term growth prospects and ability to sustain superior levels of profitability. We remain optimistic that the companies in which we invest will benefit from the economic recovery leaving us looking forward to a successful 2004.

-----------------------
*The inception date for the Insurance class shares was October 1, 1998. Performance results for the retirement class can be found in the financial highlights table on page 8 of this report.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
December 31, 2003

       Shares                                                      Value
--------------------------------------------------------------------------------
COMMON STOCKS (98.97%)
--------------------------------------------------------------------------------
                ADVERTISING SERVICES (1.11%)
       40,000   Getty Images, Inc.*                             $ 2,005,200
                APPAREL (0.79%)
       56,000   Carter's, Inc.*                                   1,425,200
                BUSINESS SERVICES (5.13%)
      150,000   ChoicePoint, Inc.*                                5,713,500
       60,000   Fair Isaac Corp.                                  2,949,600
       25,000   Robert Half Intl., Inc.*                            583,500
                                                                -----------
                                                                  9,246,600
                CHEMICAL (1.71%)
      150,000   Symyx Technologies, Inc.*                         3,082,500
                COMMUNICATIONS (0.45%)
       75,000   American Tower Corp.*                               811,500
                CONSULTING (1.84%)
       80,000   Hewitt Associates, Inc.*                          2,392,000
       40,000   LECG Corp.*                                         915,600
                                                                -----------
                                                                  3,307,600
                CONSUMER SERVICES (0.53%)
       25,000   Weight Watchers Intl., Inc.*                        959,250
                EDUCATION (9.37%)
       35,000   Apollo Group, Inc., Cl A*                         2,380,000
       60,000   DeVry, Inc.*                                      1,507,800
      100,000   Education Mgmt. Corp.*                            3,104,000
       15,000   Strayer Education, Inc.                           1,632,450
       45,000   Universal Technical Institute, Inc.*              1,350,000
      100,000   University of Phoenix Online*                     6,893,000
                                                                -----------
                                                                 16,867,250
                ENERGY SERVICES (3.63%)
       60,000   Encore Acquisition Co.*                           1,479,000
      100,000   FMC Technologies, Inc*                            2,330,000
       65,000   Seacor Smit, Inc.*                                2,731,950
                                                                -----------
                                                                  6,540,950
                FINANCIAL (11.21%)
      140,000   Arch Capital Group, Ltd.*                         5,580,400
      100,000   Axis Capital Holdings, Ltd.                       2,928,000
       50,000   BlackRock, Inc., Cl A*                            2,655,500
       40,000   CheckFree Corp.*                                  1,106,000
       30,000   Chicago Mercantile Exchange Holdings, Inc.        2,170,800
       30,000   Endurance Specialty Holdings, Ltd.                1,006,500
       28,000   Gabelli Asset Mgmt., Inc., Cl A*                  1,114,400
      110,000   Jefferies Group, Inc.                             3,632,200
                                                                -----------
                                                                 20,193,800
                GOVERNMENT SERVICES (0.80%)
       40,000   Anteon Intl. Corp.*                               1,442,000
                HEALTHCARE FACILITIES (5.14%)
       15,000   AmSurg Corp.*                                       568,350
      135,000   Manor Care, Inc.                                  4,666,950
      120,000   United Surgical Partners Intl., Inc.*             4,017,600
                                                                -----------
                                                                  9,252,900
                HEALTHCARE PRODUCTS (1.77%)
       70,000   Edwards Lifesciences Corp.*                       2,105,600
       22,500   INAMED Corp.*                                     1,081,350
                                                                -----------
                                                                  3,186,950
                HEALTHCARE SERVICES (7.61%)
      150,000   AMERIGROUP Corp.*                                 6,397,500
       90,000   Centene Corp.*                                    2,520,900
      100,000   Charles River Laboratories Intl., Inc.*           3,433,000
       80,000   CTI Molecular Imaging, Inc.*                      1,352,800
                                                                -----------
                                                                 13,704,200
                HOTELS AND LODGING (5.70%)
      100,000   Choice Hotels Intl., Inc.*                        3,525,000
      200,000   Extended Stay of America, Inc.*                   2,896,000
       75,000   Four Seasons Hotels, Inc.                         3,836,250
                                                                -----------
                                                                 10,257,250
                MEDIA (8.15%)
       60,000   Cumulus Media, Inc.*                              1,320,000
      150,000   Gray Television, Inc.                             2,268,000

       Shares                                                     Value
---------------------------------------------------------------------------
                MEDIA (8.15%) (continued)
      160,000   LIN TV Corp., Cl A*                           $   4,129,600
       25,000   Radio One, Inc., Cl A*                              488,750
      100,000   Radio One, Inc., Cl D*                            1,930,000
      160,000   Saga Comm., Inc., Cl A*                           2,964,800
      150,000   Spanish Broadcasting System, Inc., Cl A*          1,575,000
                                                              -------------
                                                                 14,676,150
                MEDICAL EQUIPMENT (0.92%)
       80,000   Viasys Healthcare, Inc.*                          1,648,000
                PRINTING AND PUBLISHING (1.53%)
       50,000   Arbitron, Inc.*                                   2,086,000
       30,000   Information Holdings, Inc.*                         663,000
                                                              -------------
                                                                  2,749,000
                REAL ESTATE SERVICES (1.12%)
        5,000   Alexander's, Inc.*                                  623,300
       28,000   LNR Property Corp.                                1,386,280
                                                              -------------
                                                                  2,009,580
                RECREATION AND RESORTS (8.55%)
      150,000   Kerzner Intl., Ltd.*                              5,844,000
      150,000   Vail Resorts, Inc.*                               2,550,000
      250,000   Wynn Resorts, Ltd.*                               7,002,500
                                                              -------------
                                                                 15,396,500
                RETAIL (10.95%)
      175,000   99 Cents Only Stores                              4,765,250
      110,000   Chico's FAS, Inc.*                                4,064,500
      100,000   Dollar Tree Stores, Inc.*                         3,006,000
       75,000   Ethan Allen Interiors, Inc.                       3,141,000
       61,000   Petco Animal Supplies, Inc.*                      1,857,450
      100,000   Polo Ralph Lauren Corp., Cl A                     2,880,000
                                                              -------------
                                                                 19,714,200
                RESTAURANTS (7.02%)
       75,000   California Pizza Kitchen, Inc.*                   1,509,750
      100,000   Krispy Kreme Doughnuts, Inc.*                     3,660,000
       50,000   Panera Bread Co.*                                 1,976,500
      125,000   The Cheesecake Factory, Inc.*                     5,503,750
                                                              -------------
                                                                 12,650,000
                SOFTWARE (1.25%)
       57,000   Kronos, Inc.*                                     2,257,770
                TRANSPORTATION (0.99%)
       67,500   JetBlue Airways Corp.*                            1,790,100
                UTILITY SERVICES (1.23%)
      120,000   Southern Union Co.*                               2,208,000
                WHOLESALE TRADE (0.47%)
       30,000   Libbey, Inc.                                        854,400
                                                              -------------
TOTAL INVESTMENTS (98.97%)
 (Cost $122,297,554)                                            178,236,850
                                                              -------------
CASH AND OTHER ASSETS
 LESS LIABILITIES (1.03%)                                         1,851,786
                                                              -------------
NET ASSETS (100.00%)                                          $ 180,088,636
                                                              =============
NET ASSET VALUE PER SHARE
INSURANCE SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$176,207,967 AND 8,184,106 SHARES
OF BENEFICIAL INTEREST OUTSTANDING)                                  $21.53
                                                              =============
RETIREMENT SHARES:
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$3,880,669 AND 178,326 SHARES OF BENEFICIAL
INTEREST OUTSTANDING)                                                $21.76
                                                              =============
---------------
%   Represents percentage of net assets
*   Non-income producing securities

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
December 31, 2003

      ASSETS:
        Investments in securities, at value (Cost $122,297,554)........   $178,236,850
        Cash...........................................................      1,987,940
        Dividends and interest receivable..............................         15,880
        Receivable for shares sold.....................................         56,110
        Due from adviser...............................................         22,702
                                                                          ------------
                                                                           180,319,482
                                                                          ------------
      LIABILITIES:
        Payable for shares redeemed....................................        145,912
        Accrued expenses and other payables............................         84,934
                                                                          ------------
                                                                               230,846
                                                                          ------------
      NET ASSETS ......................................................   $180,088,636
                                                                          ============
      NET ASSETS CONSIST OF:
        Capital paid-in................................................   $147,804,809
        Accumulated net realized loss..................................    (23,655,469)
        Net unrealized appreciation on investments.....................     55,939,296
                                                                          ------------
      NET ASSETS ......................................................   $180,088,636
                                                                          ============
      NET ASSET VALUE PER SHARE
      INSURANCE SHARES
        Net asset value, offering and redemption price per share (based on net assets of $176,207,967 and 8,184,106 shares of
         beneficial interest outstanding) .............................   $      21.53
                                                                          ============
      RETIREMENT SHARES
        Net asset value, offering and redemption price per share (based on net assets of $3,880,669 and 178,326 shares of beneficial
         interest outstanding) ........................................   $      21.76
                                                                          ============

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31, 2003

      INVESTMENT INCOME:
        INCOME:
         Interest ......................................................   $    33,371
         Dividends .....................................................       208,385
                                                                           -----------
         Total income ..................................................       241,756
                                                                           -----------
        EXPENSES:
         Investment advisory fees ......................................     1,451,326
         Distribution fees -- Insurance Shares .........................       355,494
         Shareholder servicing agent fees -- Insurance Shares ..........        38,162
         Shareholder servicing agent fees -- Retirement Shares .........        10,052
         Reports to shareholders -- Insurance Shares ...................       126,188
         Reports to shareholders -- Retirement Shares ..................         1,283
         Custodian fees ................................................         9,040
         Registration and filing fees -- Insurance Shares ..............        57,552
         Registration and filing fees -- Retirement Shares .............        18,079
         Professional fees .............................................        32,000
         Trustee fees ..................................................         9,115
         Miscellaneous .................................................         3,916
                                                                           -----------
         Total expenses ................................................     2,112,207
         Less: Expense reimbursement by investment adviser .............       (22,702)
                                                                           -----------
         Net expenses ..................................................     2,089,505
                                                                           -----------
         Net investment loss ...........................................    (1,847,749)
                                                                           -----------
      REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized loss on investments sold...........................    (2,009,146)
        Change in net unrealized appreciation of investments............    42,721,754
                                                                           -----------
         Net gain on investments .......................................    40,712,608
                                                                           -----------
         Net increase in net assets resulting from operations ..........   $38,864,859
                                                                           ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                    For The              For The
                                                                                   Year Ended           Year Ended
                                                                                December 31, 2003    December 31, 2002
                                                                                -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment loss ........................................................  $ (1,847,749)        $ (1,433,892)
   Net realized loss on investments sold ......................................    (2,009,146)         (12,653,883)
   Change in net unrealized appreciation on investments .......................    42,721,754           (9,722,499)
                                                                                 -------------        -------------
  Increase (decrease) in net assets resulting from operations .................    38,864,859          (23,810,274)
                                                                                 -------------        -------------
CAPITAL SHARE TRANSACTIONS:
 INSURANCE SHARES:
   Proceeds from the sale of shares ...........................................     34,243,873           76,448,525
   Cost of shares redeemed ....................................................    (21,870,685)         (40,164,586)
 RETIREMENT SHARES:
   Proceeds from the sale of shares ...........................................        450,000                    0
   Cost of shares redeemed ....................................................              0           (1,000,000)
                                                                                 -------------        -------------
   Increase in net assets derived from capital share transactions .............     12,823,188           35,283,939
                                                                                 -------------        -------------
   Net increase in net assets .................................................     51,688,047           11,473,665
NET ASSETS:
   Beginning of year ..........................................................    128,400,589          116,926,924
                                                                                 -------------        -------------
   End of year ................................................................   $180,088,636         $128,400,589
                                                                                 =============        =============
SHARES OF BENEFICIAL INTEREST:
 INSURANCE SHARES:
   Shares sold ................................................................      1,802,255            4,025,308
   Shares redeemed ............................................................     (1,218,230)          (2,280,270)
                                                                                 -------------        -------------
   Net increase in Insurance Shares outstanding ...............................        584,025            1,745,038
                                                                                 =============        =============
 RETIREMENT SHARES:
   Shares sold ................................................................         24,780                    0
   Shares redeemed ............................................................              0              (49,407)
                                                                                 -------------        -------------
   Net increase (decrease) in Retirement Shares outstanding ...................         24,780              (49,407)
                                                                                 =============        =============


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
(1) ORGANIZATION

Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund"). There are currently two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares are offered to certain qualified retirement plans. At December 31, 2003, 74% of the Fund shares were sold through one insurance company. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, securities are valued based on fair value as determined by the Adviser, using procedures established by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses. For the year ended December 31, 2003, the following amounts were reclassified for federal income tax purposes:


                  UNDISTRIBUTED
              NET INVESTMENT INCOME                        CAPITAL-PAID-IN
              ---------------------                        ---------------
                    $1,847,749                               $(1,847,749)


(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASE OF SALES AND SECURITIES

For the year ended December 31, 2003,  purchases and sales of securities,  other
than   short-term   securities,    aggregated   $50,605,291   and   $39,752,302,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(a) INVESTMENT ADVISORY FEES. BAMCO, Inc., (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% for the Retirement Shares and for the Insurance Shares, 1.5% for the first $250 million of net assets; 1.35% for the next $250 million of net assets and 1.25% for net assets over $500 million.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

Brokerage transactions for the Fund may be effected by or through BCI. During the year ended December 31, 2003, BCI earned brokerage commissions of $96,171.

(c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his/ her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


(5) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of December 31, 2003, the components of net assets on a tax basis were as follows:


Cost of investments ..........................................   $122,680,398
                                                                 ============
Gross tax unrealized appreciation ............................     57,528,907
Gross tax unrealized depreciation ............................     (1,972,455)
                                                                 ------------
Net tax unrealized appreciation  .............................   $ 55,556,452
                                                                 ============


At December 31, 2003, the Fund had capital loss carryforwards expiring as follows:


    2009 .....................................................   $ (2,875,212)
    2010 .....................................................    (17,099,597)
    2011 .....................................................     (3,297,816)
                                                                 ------------
                                                                 $(23,272,625)
                                                                 ============

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, and net operating losses.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


(6) FINANCIAL HIGHLIGHTS
Selected data  for a share  of beneficial interest outstanding  throughout each year:
-------------------------------------------------------------------------------


INSURANCE SHARES:
                                                                           Year ended December 31,
                                                           2003         2002         2001         2000        1999        1998*
                                                        ----------   ----------   ----------   ---------    ---------   --------
NET ASSET VALUE, BEGINNING OF YEAR ...................  $    16.56   $    19.30   $    17.26   $   17.77    $   13.25   $  10.00
                                                        ----------   ----------   ----------   ---------    ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) .........................       (0.22)       (0.19)       (0.18)      (0.16)       (0.06)      0.02
Net realized and unrealized gains (losses) on
  investments.........................................        5.19        (2.55)        2.31       (0.31)        4.78       3.23
                                                        ----------   ----------   ----------   ---------    ---------   --------
TOTAL FROM INVESTMENT OPERATIONS .....................        4.97        (2.74)        2.13       (0.47)        4.72       3.25
                                                        ----------   ----------   ----------   ---------    ---------   --------
LESS DISTRIBUTIONS
Dividends from net investment income .................        0.00         0.00         0.00        0.00        (0.01)      0.00
Distributions from net realized gains ................        0.00         0.00        (0.09)      (0.04)       (0.19)      0.00
                                                        ----------   ----------   ----------   ---------    ---------   --------
TOTAL DISTRIBUTIONS ..................................        0.00         0.00        (0.09)      (0.04)       (0.20)      0.00
                                                        ----------   ----------   ----------   ---------    ---------   --------
NET ASSET VALUE, END OF YEAR .........................  $    21.53   $    16.56   $    19.30   $   17.26    $   17.77   $  13.25
                                                        ==========   ==========   ==========   =========    =========   ========
TOTAL RETURN .........................................        30.0%       (14.2%)       12.3%#      (2.7%)#      35.8%#     32.5%+#
                                                        ----------   ----------   ----------   ---------    ---------   --------
RATION/SUPPLEMENTAL DATA
Net assets (in thousands), end of year ...............  $176,208.0   $125,835.9   $112,983.3   $60,412.2    $31,238.7   $  806.3
Ratio of total expenses to average net assets ........        1.44%        1.42%        1.59%       1.66%        1.88%      7.62%**
Less: Expense reimbursement by investment adviser ....        0.00%        0.00%       (0.09%)     (0.16%)      (0.38%)    (6.17)%**
                                                        ----------   ----------   ----------   ---------    ---------   --------
Ratio of net expenses to average net assets ..........        1.44%        1.42%        1.50%       1.50%        1.50%      1.45%**
                                                        ==========   ==========   ==========   =========    =========   ========
Ratio of net investment income (loss) to average net
  assets..............................................       (1.28%)      (1.05%)      (1.18%)     (1.02%)      (0.78%)     0.99%**
Portfolio turnover rate ..............................       28.08%       33.01%       31.85%      39.38%       37.18%     37.11%+


RETIREMENT SHARES:
                                                                           Year ended December 31,
                                                           2003         2002         2001         2000        1999        1998@
                                                        ----------   ----------   ----------   ---------    ---------   --------
NET ASSET VALUE, BEGINNING OF YEAR ...................  $    16.70   $    19.43   $    17.34   $   17.81    $   13.26   $  12.06
                                                        ----------   ----------   ----------   ---------    ---------   --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) .........................       (0.19)       (0.17)       (0.16)      (0.14)       (0.04)      0.02
Net realized and unrealized gains (losses) on
  investments.........................................        5.25        (2.56)        2.34       (0.29)        4.79       1.18
                                                        ----------   ----------   ----------   ---------    ---------   --------
TOTAL FROM INVESTMENT OPERATIONS .....................        5.06        (2.73)        2.18       (0.43)        4.75       1.20
                                                        ----------   ----------   ----------   ---------    ---------   --------
LESS DISTRIBUTIONS
Dividends from net investment income .................        0.00         0.00         0.00        0.00        (0.01)      0.00
Distributions from net realized gains ................        0.00         0.00        (0.09)      (0.04)       (0.19)      0.00
                                                        ----------   ----------   ----------   ---------    ---------   --------
TOTAL DISTRIBUTIONS ..................................        0.00         0.00        (0.09)      (0.04)       (0.20)      0.00
                                                        ----------   ----------   ----------   ---------    ---------   --------
NET ASSET VALUE, END OF YEAR .........................  $    21.76   $    16.70   $    19.43   $   17.34    $   17.81   $  13.26
                                                        ==========   ==========   ==========   =========    =========   ========
TOTAL RETURN# ........................................        30.3%       (14.1%)       12.6%       (2.4%)       36.0%      10.0%+
                                                        ----------   ----------   ----------   ---------    ---------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets (in thousands), end of year ...............  $  3,880.7   $  2,564.7   $  3,943.6   $ 3,502.5    $ 3,590.0   $2,638.5
Ratio of total expenses to average net assets ........        1.97%        2.06%        2.16%       1.76%        1.62%      7.38%**
Less: Expense reimbursement by investment adviser ....       (0.72%)      (0.81%)      (0.91%)     (0.51%)      (0.38%)    (6.17)%**
                                                        ----------   ----------   ----------   ---------    ---------   --------
Ratio of net expenses to average net assets ..........        1.25%        1.25%        1.25%       1.25%        1.24%      1.21%**
                                                        ==========   ==========   ==========   =========    =========   ========
Ratio of net investment income (loss) to average net
  assets..............................................       (1.08%)      (0.86%)      (0.89%)     (0.77%)      (0.28%)     1.34%**
Portfolio turnover rate ..............................       28.08%       33.01%       31.85%      39.38%       37.18%     37.11%+

------------------
 * For the period October 1, 1998 (commencement of operations) to December 31, 1998.
@ For the period November 25, 1998 (commencement of operations) to December 31, 1998.
**  Annualized.
 # The total returns would have been lower had certain expenses not been reduced during the periods shown.
 +  Not annualized.

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Baron Capital Asset Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Baron Capital Asset Fund (the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS, LLP
New York, New York
February 12, 2004

--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees oversees the management of Baron Capital Funds Trust (the "Fund"). The following table lists the Trustees and executive officers of the Fund, their date of birth, current positions held with the Fund, length of time served, principal occupations during the past five years and other Trusteeships/Directorships held outside the Fund complex. Unless otherwise noted, the address of each executive officer and Trustee is Baron Capital Funds Trust, 767 Fifth Avenue, 49th Floor, New York, NY 10153. Trustees who are not deemed to be "interested persons" of the Fund as defined in the 1940 Act are referred to as "Disinterested Trustees." Trustees who are deemed to be "interested persons" of the Fund are referred to as "Interested Trustees." All Trustees listed below, whether Interested or Disinterested, serve as trustee for both the Baron Capital Asset Fund Insurance class and Retirement class portfolios.

INTERESTED TRUSTEES

                                   POSITION(S)              LENGTH
                                   HELD WITH                OF TIME    PRINCIPAL OCCUPATION(S)       OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS, & DATE OF BIRTH     THE FUND                 SERVED     DURING THE PAST FIVE YEARS    HELD BY THE TRUSTEE
------------------------------     --------                 ------    --------------------------    ---------------------------
Ronald Baron *+                    Chairman, CEO, Chief     6 years    Chairman, CEO, and Director,  Baron Asset Fund (Since
767 Fifth Avenue                   Investment Officer,                 Baron Capital, Inc. (1982-    inception); Baron Select Funds
New York, NY 10153                 Trustee and Portfolio               Present), Baron Capital       (Since inception)
DOB: May 23, 1943                  Manager                             Management, Inc. (1983-
                                                                       Present), Baron Capital
                                                                       Group, Inc. (1984-Present),
                                                                       BAMCO, Inc. (1987-Present);
                                                                       Portfolio Manager, Baron
                                                                       Asset Fund (1987-Present) and
                                                                       Baron Growth Fund (1995-
                                                                       Present).

Linda S. Martinson*+               Vice President,           6 years   General Counsel, Vice         Baron Asset Fund (Since
767 Fifth Avenue                   Secretary, General                  President and Secretary,      inception); Baron Select Funds
New York, NY 10153                 Counsel and Trustee                 Baron Capital, Inc. (1983-    (Since inception)
DOB: February 22, 1955                                                 Present), BAMCO, Inc. (1987-
                                                                       Present), Baron Capital
                                                                       Group, Inc. (1984-Present),
                                                                       Baron Capital Management,
                                                                       Inc. (1983-Present).

Morty Schaja*+                     President, Chief          6 years   President and Chief Operating Baron Asset Fund (Since
767 Fifth Avenue                   Operating Officer and               Officer, Baron Capital, Inc.  inception); Baron Select Funds
New York, NY 10153                 Trustee                             (1999-Present); Senior Vice   (Since inception)
DOB: October 30, 1954                                                  President and Chief Operating
                                                                       Officer, Baron Capital, Inc.
                                                                       1997-1999); Managing
                                                                       Director, Vice President,
                                                                       Baron Capital, Inc. (1991-
                                                                       1999); and Director, Baron
                                                                       Capital Group, Inc., Baron
                                                                       Capital Management, Inc., and
                                                                       BAMCO, Inc. (1997-Present).


--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------


DISINTERESTED TRUSTEES

                                  POSITION(s)      LENGTH
                                  HELD WITH        OF TIME     PRINCIPAL OCCUPATION(S)            OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS, & DATE OF BIRTH    THE FUND         SERVED      DURING THE PAST FIVE YEARS         HELD BY THE TRUSTEES
-----------------------------     -----------      -------     ---------------------------        ---------------------------
Norman S. Edelcup+^**             Trustee           6 years    Senior Vice President and          Director, Florida Savings Bancorp
244 Atlantic Isles                                             Director, Florida Savings Bancorp  (2001-Present); Director, Valhi,
Sunny Isles Beach, FL 33160                                    (2001-Present); Mayor (October     Inc. (1975-Present) (diversified
DOB: May 8, 1935                                               2003-Present), Commissioner,       company); Baron Asset Fund (Since
                                                               Sunny Isles Beach, Florida (2001-  inception); Baron Select Funds
                                                               2003); Senior Vice President,      (Since inception).
                                                               Item Processing of America (1999-
                                                               2000) (a subsidiary of The
                                                               Intercept Group); Chairman, Item
                                                               Processing of America (1989-1999)
                                                               (a financial institution service
                                                               bureau); Director, Valhi, Inc.
                                                               (1975-Present) (diversified
                                                               company); Director, Artistic
                                                               Greetings, Inc. (1985-1998).

Charles N. Mathewson**            Trustee           6 years    Chairman Emeritus (October 2003-    Baron Asset Fund (Since
9295 Prototype Road                                            Present), Chairman, International   inception); Baron Select Funds
Reno, NV 89521                                                 Game Technology, Inc. (1986-2003)   (Since inception)
DOB: June 12, 1928                                             (manufacturer of microprocessor-
                                                               controlled gaming machines and
                                                               monitoring systems); Chairman,
                                                               American Gaming Association
                                                               (1994-2002).

Harold W. Milner ^**              Trustee           6 years    Retired; President and CEO,        Baron Asset Fund (Since
2293 Morningstar Drive                                         Kahler Realty Corporation (1985-   inception); Baron Select Funds
Park City, UT 84060                                            1997) (hotel ownership and         (Since inception)
DOB: November 11, 1934                                         management).

Raymond Noveck ++^**              Trustee           6 years    Private Investor (1999-Present);   Baron Asset Fund (Since
31 Karen Road                                                  President, The Medical             inception); Baron Select Funds
Waban, MA 02168                                                Information Line, Inc. (1997-      (Since inception)
DOB: May 4, 1943                                               1998) (health care information);
                                                               President, Strategic Systems,
                                                               Inc. (1990-1997) (health care
                                                               information); Director, Horizon/
                                                               CMS Healthcare Corporation (1987-
                                                               1997).

David A. Silverman, MD **         Trustee           6 years    Physician and Faculty, New York    Baron Asset Fund (Since
146 Central Park West                                          University School of Medicine      inception); Baron Select Funds
New York, NY 10023                                             (1976-Present).                    (Since inception); Director, New
DOB: March 14, 1950                                                                               York Blood Center (1999-Present).


--------------------------------------------------------------------------------
BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

OFFICERS OF THE FUNDS

                                POSITION(s)      LENGTH
                                HELD WITH        OF TIME     PRINCIPAL OCCUPATION (S)              OTHER TRUSTEE/DIRECTORSHIPS
NAME, ADDRESS, & DATE OF BIRTH  THE FUND         SERVED      DURING THE PAST FIVE YEARS            HELD BY THE TRUSTEE
-----------------------------   -----------      -------     ---------------------------           ---------------------------
Clifford Greenberg              Senior Vice      As of       Senior Vice President, Baron           None
767 Fifth Avenue                President        02/02/04    Capital, Inc., Baron Capital
New York, NY 10153                                           Group, Inc., BAMCO, Inc., (2003-
DOB: April 30, 1959                                          Present)(Vice President, 1997-
                                                             2003), Portfolio Manager, Baron
                                                             Small Cap Fund (1997-Present);
                                                             General Partner, HPB Associates,
                                                             LP (1984-1996) (investment
                                                             partnership).

Andrew Peck                     Vice President   As of       Vice President and Co-Portfolio        None
767 Fifth Avenue                                 02/02/04    Manager, Baron Asset Fund (2003-
New York, NY 10153                                           Present), Analyst, Baron Capital,
DOB: March 25, 1969                                          Inc. (1998-Present).

Susan Robbins                   Vice President   As of       Senior Analyst, Vice President         None
767 Fifth Avenue                                 02/02/04    and Director, Baron Capital, Inc.
New York, NY 10153                                           (1982-Present), Baron Capital
DOB: October 19, 1954                                        Management, Inc. (1984- Present).

Mitchell J. Rubin               Vice President   As of       Vice President and Senior              None
767 Fifth Avenue                                 02/02/04    Analyst, Baron Capital, Inc.
New York, NY 10153                                           (1997-Present), Portfolio Manager
DOB: September 22, 1966                                      of Baron iOpportunity Fund (2000-
                                                             Present).

Peggy C. Wong                   Treasurer       6 years      Treasurer and Chief Financial          None
767 Fifth Avenue                and Chief                    Officer, Baron Capital, Inc.,
New York, NY 10153              Financial                    Baron Capital Group, Inc., BAMCO,
DOB: April 30, 1961             Officer                      Inc. and Baron Capital
                                                             Management, Inc. (1987-Present).


------------------

* Trustees deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940 by reason of their employment with the Fund's Adviser and Distributor.
+ Members of the Executive Committee, which is empowered to exercise all of the powers, including the power to declare dividends, of the full Board of Trustees when the full Board of Trustees is not in session.
+    Members of the Audit Committee.
^    Members of the Nominating Committee.
**   Members of the Independent Committee.

[REGISTERED LOGO]

B A R O N
CAPITAL
F U N D S

767 Fifth Avenue
 NY, NY 10153



                                                                           AR03

Item 2. Code of Ethics.

     Filed pursuant to Item 10(a)(1) of Item 2 to Form N-CSR.   EX-99.COE

Item 3. Audit Committee Financial Expert.

     The Board of Trustees of the Fund has determined that Norman S. Edelcup, a member of the Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "Audit Committee Financial Expert" and has designated Mr. Edelcup as the Audit Committee's Financial Expert. Mr. Edelcup is an "idependent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

     The following table shows the fees paid to PricewaterhouseCoopers, LLP, the registrant's prinicpal accounting firm during the last two fiscal years (a) for profesional services rendered for the audit of the registrant's annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements ("Audit Fees"), (b) for assurance and related services that are reasonably related to the performance of the audit and are not included as Audit Fees ("Audit-Related Fees"), (c) for professional services rendered for tax compliance, tax advice and tax planning ("Tax Fees"), and (d) for products and services provided by such accounting firm that are not included in (a), (b) or (c) above ("All Other Fees").


     Year Ended December 31
                                               2003             2002

     Audit Fees                             $27,000.00       $17,000.00
     Audit-Related Fees                           0.00             0.00
     Tax Fees                                 4,400.00         4,000.00
     All Other Fees                               0.00             0.00

     Pursuant to its charter, the Audit Committee shall pre-approve all audit and non-audit services provided by the independent auditors and in connection therewith to review and elvaluate the qualifications, independence and performance of the Fund's independent auditors.

Item 5.  Audit Committee of Listed Registrants.

     The members of the Fund's Audit Committee are Norman Edelcup and Raymond Noveck, both "idependent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 6.  [Reserved].

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     NOT APPLICABLE.

Item 8.  [Reserved].

Item 9.  Controls and Procedures.

     The Registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act to 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.

     At the date of filing this N-CSR, the Registrant's principal executive office and principal financial officer are aware of no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

     a).    EX-99.COE
            Current copy of the Fund's Code of Ethics pursuant to Item 2 of the Form N-CSR.

     b).    Ex-99.CERT
            Certification required by Item 10(b) of Form N-CSR.

            Ex-99.906 CERT
            Certification pursuant to Section 906 of the Sarbanes Oxley Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer

                                 Date: March 5, 2003




Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           Chairman and Chief Executive Officer



                                 Date: March 5, 2003

                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                  Date: March 5, 2003


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.